Label	Element	Value
(Morgan Stanley U.S. Government Securities Trust)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Morgan Stanley U.S. Government Securities Trust (the "Fund") seeks a high level of current income consistent with safety of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class B, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A, Class B, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of the Prospectus entitled "Shareholder Information—How to Exchange Shares—Permissible Fund Exchanges") and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled "Shareholder Information—How to Exchange Shares—Permissible Fund Exchanges") that you acquired in an exchange of Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your financial intermediary and on page 21 of the Prospectus in the section entitled "Shareholder Information— Share Class Arrangements" and in the section of the Fund's Statement of Additional Information ("SAI") entitled "Purchase, Redemption and Pricing of Shares." In addition, Appendix A attached to the Prospectus contains more information regarding Financial Intermediary-specific sales charge waivers and discounts.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class B, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A, Class B, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of the Prospectus entitled "Shareholder Information—How to Exchange Shares—Permissible Fund Exchanges") and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled "Shareholder Information—How to Exchange Shares—Permissible Fund Exchanges") that you acquired in an exchange of Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except for the ten year amounts for Class B shares that reflect the conversion to Class A shares eight years after the end of the calendar month in which the shares were purchased and except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 179% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	179.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in a portfolio of U.S. government securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. In making investment decisions, the Adviser considers economic developments, interest rate trends and other factors. The U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States; securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; and securities guaranteed by the U.S. Government or its agencies and instrumentalities or securities supported by the U.S. Government in some other way, such as the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. The Fund's investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity.

The mortgage-backed securities in which the Fund may invest include mortgage pass-through securities, commercial mortgage-backed securities ("CMBS"), collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Fund may also invest in asset-backed securities. The Fund may invest in restricted and illiquid securities.

The Fund may, but it is not required to, use derivative instruments for risk management purposes. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. These derivative instruments will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund is not a money market fund, does not seek to maintain a stable NAV and does not qualify for the tax relief afforded to money market funds by the U.S. Treasury.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in this Fund include:

  U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. In addition, because the Fund is not limited as to the maturities of the fixed-income securities in which it may invest, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially. The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Fund may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun to raise rates. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

  Zero Coupon Securities. The interest earned on zero coupon securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise. A zero coupon security pays no interest to its holder during its life. Therefore, to the extent the Fund invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods of changing prevailing interest rates than are comparable securities which pay interest on a current basis.

  Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security may be unable or unwilling to make interest payments and/or repay the principal on its debt. The issuer or guarantor of a security could suffer a rapid decrease in credit quality rating, which may adversely affect the volatility of the value and liquidity of the security. In addition, the credit quality of the Fund's portfolio securities may meet the Fund's credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration could occur rapidly, which could impair the Fund's liquidity and have the potential to cause a significant reduction in NAV. Credit ratings may not be an accurate assessment of liquidity or credit risk.

  Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in NAV. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. The mortgage loans underlying non-agency mortgage-backed securities may have less favorable collateral or other underwriting characteristics than government or government-sponsored mortgage-backed securities and may have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The risk of non-payment is greater for mortgage-backed securities that are backed by loans that were originated under weak underwriting standards. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage and may cause the Fund's portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.

  CMBS. CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

  CMOs. CMOs are comprised of various tranches, the expected cash flows of which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through entities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition, if the collateral securing CMOs or any third-party guarantees is insufficient to make payments, the Fund could sustain a loss. Like other mortgage backed-securities, some CMOs are subject to credit risk. The Fund invests in both Agency and Non-Agency bonds. Many Agency bonds do not have credit risk as they are government guaranteed.

  SMBS. Investments in each class of SMBS are extremely sensitive to changes in interest rates. The interest-only or "IO" class tends to decrease in value substantially if interest rates decline and prepayment rates become more rapid. The principal-only or "PO" class tends to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in SMBS and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Additionally, some SMBS entail credit risk. The Fund invests in both Agency and Non-Agency bonds. Many Agency bonds do not have credit risk as they are government guaranteed.

  Inverse Floaters. Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon rate of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments. In addition, some inverse floaters are subject to credit risk. The Fund invests in both Agency and Non-Agency bonds. Many Agency bonds do not have credit risk as they are government guaranteed.

  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset. Asset-backed securities present other credit risks not typically associated with mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, the Fund may suffer a loss even if it can possess the underlying collateral, since the Fund may not be able to sell collateral quickly and receive the amount it is owed.

  Liquidity. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A shares' performance from year-to-year and by showing how the Fund's average annual returns for the one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	12/31/08	4.03%
Low Quarter	12/31/16	-2.79%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2017	[1]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class A shares' returns. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A shares' performance from year-to-year and by showing how the Fund's average annual returns for the one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's other Classes will vary from the Class A shares' returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 548-7786
(Morgan Stanley U.S. Government Securities Trust) | Bloomberg Barclays U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	2.37%	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	1.59%	[2]
Past 10 Years	rr_AverageAnnualReturnYear10	3.51%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%	[2],[3]
(Morgan Stanley U.S. Government Securities Trust) | Lipper General U.S. Government Funds Index (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	1.96%	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	1.26%	[4]
Past 10 Years	rr_AverageAnnualReturnYear10	3.33%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%	[3],[4]
(Morgan Stanley U.S. Government Securities Trust) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Advisory Fee	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.50% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—Share Class Arrangements" for further information about the CDSC waiver categories.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 510
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	734
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	976
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,668
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	510
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	734
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	976
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,668
Annual Return 2008	rr_AnnualReturn2008	(2.17%)
Annual Return 2009	rr_AnnualReturn2009	1.42%
Annual Return 2010	rr_AnnualReturn2010	5.03%
Annual Return 2011	rr_AnnualReturn2011	7.54%
Annual Return 2012	rr_AnnualReturn2012	3.86%
Annual Return 2013	rr_AnnualReturn2013	(2.10%)
Annual Return 2014	rr_AnnualReturn2014	5.60%
Annual Return 2015	rr_AnnualReturn2015	0.10%
Annual Return 2016	rr_AnnualReturn2016	2.40%
Annual Return 2017	rr_AnnualReturn2017	2.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.03%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.79%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Past 1 Year	rr_AverageAnnualReturnYear01	(1.75%)	[7]
Past 5 Years	rr_AverageAnnualReturnYear05	0.82%	[7]
Past 10 Years	rr_AverageAnnualReturnYear10	1.95%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%	[7]
(Morgan Stanley U.S. Government Securities Trust) | Class A | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(2.91%)	[7],[8]
Past 5 Years	rr_AverageAnnualReturnYear05	(0.26%)	[7],[8]
Past 10 Years	rr_AverageAnnualReturnYear10	0.84%	[7],[8]
Since Inception	rr_AverageAnnualReturnSinceInception	2.10%	[7],[8]
(Morgan Stanley U.S. Government Securities Trust) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
Past 1 Year	rr_AverageAnnualReturnYear01	(1.00%)	[7]
Past 5 Years	rr_AverageAnnualReturnYear05	0.12%	[7]
Past 10 Years	rr_AverageAnnualReturnYear10	1.03%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%	[7]
(Morgan Stanley U.S. Government Securities Trust) | Class B
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[9]
Advisory Fee	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.23%	[10]
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Shareholder Information—Share Class Arrangements" for a complete discussion of the CDSC.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 588
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	598
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	726
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,180	[11]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	298
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	526
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,180	[11]
Past 1 Year	rr_AverageAnnualReturnYear01	(2.32%)	[7]
Past 5 Years	rr_AverageAnnualReturnYear05	1.35%	[7]
Past 10 Years	rr_AverageAnnualReturnYear10	2.40%	[7],[12]
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%	[7],[12]
(Morgan Stanley U.S. Government Securities Trust) | Class L
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	382
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	669
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	382
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	669
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,489
Past 1 Year	rr_AverageAnnualReturnYear01	2.38%	[7]
Past 5 Years	rr_AverageAnnualReturnYear05	1.40%	[7]
Past 10 Years	rr_AverageAnnualReturnYear10	1.98%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%	[7]
(Morgan Stanley U.S. Government Securities Trust) | Class I
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.52%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	898
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	53
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	214
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	390
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 898
Past 1 Year	rr_AverageAnnualReturnYear01	2.90%	[7]
Past 5 Years	rr_AverageAnnualReturnYear05	1.98%	[7]
Past 10 Years	rr_AverageAnnualReturnYear10	2.67%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%	[7]
(Morgan Stanley U.S. Government Securities Trust) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[13]
Advisory Fee	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information—Share Class Arrangements" for a complete discussion of the CDSC.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 265
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,026
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,258
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	165
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,258
Past 1 Year	rr_AverageAnnualReturnYear01	0.87%	[7]
Past 5 Years	rr_AverageAnnualReturnYear05		[7]
Past 10 Years	rr_AverageAnnualReturnYear10		[7]
Since Inception	rr_AverageAnnualReturnSinceInception	0.89%	[7]

[1]	During 2016, the Fund received proceeds related to certain non-recurring litigation settlements. Had these settlements not occurred, the five year, 10 year and since inception (where applicable) returns before and after taxes for such periods would have been lower. Please refer to the Financial Highlights for further information.
[2]	The Bloomberg Barclays U.S. Government/Mortgage Index includes Treasuries, government-related issues, and agency mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). It is not possible to invest directly in an index.
[3]	Since inception reflects the inception date of Class A.
[4]	The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. There are currently 10 funds represented in this Index.
[5]	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.50% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—Share Class Arrangements" for further information about the CDSC waiver categories.
[6]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class A, 0.86% for Class B, 1.12% for Class L, 0.52% for Class I and 1.62% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[7]	Class A, L and I shares commenced operations on July 28, 1997. Class B shares commenced operations on June 29, 1984 and Class C shares commenced operations on April 30, 2015.
[8]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[9]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Shareholder Information—Share Class Arrangements" for a complete discussion of the CDSC.
[10]	The Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.
[11]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Shareholder Information—Share Class Arrangements" for more information.
[12]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Shareholder Information—Share Class Arrangements" for more information.
[13]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information—Share Class Arrangements" for a complete discussion of the CDSC.